Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Short term / Long term loans balances as of 30 June 2018 and 2017 are as follows:

	2018 £'000			2017 £'000
	Current	Non-Current	Total	Current	Non-Current	Total
Revolving credit facility	£19,700	£—	£19,700	£29,288	£—	£29,288
Technology loan	—	—	—	26	—	26
Finance lease	44	20	64	88	63	151
Total	£19,744	£20	£19,764	£29,402	£63	£29,465
Terms and conditions of outstanding loans as of 30 June 2018 and 2017 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2018 £’000	2017 £’000
Revolving credit facility	LIBOR/ EURIBOR + variable margin ( 0.80% - 1.40%)	2020	£19,700	£29,288
Technology loan	8%	2017	—	26
Finance lease	3.5% - 10%	2015-2020	64	151
Total loans and Borrowings			£19,764	£29,465